Loans (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Beginning Balance	$ 10,494	$ 9,355	$ 9,908
Charge-offs	(698)	(752)	(762)
Recoveries	391	419	1,372
Provision (recovery)		1,472	(1,163)
Provision (recovery) for unfunded commitments	(507)
Provision (recovery) for loan losses	2,073
Loans, Ending Balance: Individually Evaluated For Impairments		10,480	12,920
Loans, Ending Balance: Individually and collectively impairment			884,869
Adjustment for CECL implementation	1,058
Loans, Ending Balance: Collectively Evaluated For Impairments		1,022,128	871,949
Allowance for credit loss-loans	11,041
Allowance for credit losses loan commitments	1,770
Total allowance for credit losses	12,811	1,032,608
Ending Balance		10,494
Allowance For Loan Losses, Ending Balance: Collectively Evaluated For Impairments		9,855	8,618
Allowance For Loan Losses, Ending balance: individually evaluated for impairment		639	737
Allowance For Loan Losses, Ending Balance		10,494	9,355
Unallocated
Charge-offs	0	0	0
Recoveries	0	0	0
Provision (recovery)		(328)	70
Provision (recovery) for unfunded commitments	0
Provision (recovery) for loan losses	0
Loans, Ending Balance: Individually Evaluated For Impairments		0	0
Loans, Ending Balance: Individually and collectively impairment			0
Adjustment for CECL implementation	(1,752)
Loans, Ending Balance: Collectively Evaluated For Impairments		0	0
Allowance for credit loss-loans	0
Allowance for credit losses loan commitments	0
Total allowance for credit losses	0
Allowance For Loan Losses, Ending balance: individually evaluated for impairment		0	0
Allowance For Loan Losses, Ending Balance		1,752	2,080
Unallocated real estate loans beginning balance	1,752	2,080	2,010
Loans amount, Ending Balance	0	0	2,080
Unallocated real estate loans ending balance		1,752
Consumer And All Other [Member]
Charge-offs	(569)	(591)	(380)
Recoveries	147	109	139
Provision (recovery)		586	223
Provision (recovery) for unfunded commitments	(6)
Provision (recovery) for loan losses	405
Loans, Ending Balance: Individually Evaluated For Impairments		0	0
Loans, Ending Balance: Individually and collectively impairment			11,676
Adjustment for CECL implementation	54
Loans, Ending Balance: Collectively Evaluated For Impairments		21,324	11,676
Allowance for credit loss-loans	245
Allowance for credit losses loan commitments	0
Total allowance for credit losses	245
Allowance For Loan Losses, Ending balance: individually evaluated for impairment		0	0
Allowance For Loan Losses, Ending Balance		214	110
Consumer and all other loan beginning balance	214	110	128
Loans Consumer and All Other Loans, Ending Balance	245	21,324	110
Consumer and all other loan ending balance		214
Commercial Loans (Not Secured by Real Estate)
Charge-offs	(129)	(33)	(293)
Recoveries	67	72	786
Provision (recovery)		(93)	(1,127)
Provision (recovery) for unfunded commitments	2
Provision (recovery) for loan losses	512
Loans, Ending Balance: Individually Evaluated For Impairments		0	49
Loans, Ending Balance: Individually and collectively impairment			91,172
Adjustment for CECL implementation	(295)
Loans, Ending Balance: Collectively Evaluated For Impairments		81,307	91,123
Allowance for credit loss-loans	812
Allowance for credit losses loan commitments	2
Total allowance for credit losses	0
Allowance For Loan Losses, Ending balance: individually evaluated for impairment		0	0
Allowance For Loan Losses, Ending Balance		657	711
Beginning Balance	657	711	1,345
Loans, Ending Balance	814	81,307	711
Ending Balance	814	657
Multifamily and Farmland
Charge-offs	0	0	0
Recoveries	0	0	3
Provision (recovery)		14	25
Provision (recovery) for unfunded commitments	0
Provision (recovery) for loan losses	(10)
Loans, Ending Balance: Individually Evaluated For Impairments		0	0
Loans, Ending Balance: Individually and collectively impairment			58,366
Adjustment for CECL implementation	115
Loans, Ending Balance: Collectively Evaluated For Impairments		65,562	58,366
Allowance for credit loss-loans	268
Allowance for credit losses loan commitments	1
Total allowance for credit losses	269
Allowance For Loan Losses, Ending balance: individually evaluated for impairment		0
Allowance For Loan Losses, Ending Balance		164	150
Beginning Balance	164	150	122
Loans, Ending Balance	269	65,562	150
Multifamily and farmland ending balance		164
Single-Family Residential - Banco de la Gente Non-Tradtional
Charge-offs	0	0	0
Recoveries		0	0
Provision (recovery)		(101)	(188)
Provision (recovery) for unfunded commitments	0
Provision (recovery) for loan losses	(16)
Loans, Ending Balance: Individually Evaluated For Impairments		8,555	9,795
Loans, Ending Balance: Individually and collectively impairment			23,147
Adjustment for CECL implementation	(576)
Loans, Ending Balance: Collectively Evaluated For Impairments		11,464	13,352
Beginning Balance	763		1,052
Allowance for credit loss-loans	171
Allowance for credit losses loan commitments	0
Total allowance for credit losses	171
Allowance For Loan Losses, Ending Balance: Collectively Evaluated For Impairments		166	192
Allowance For Loan Losses, Ending balance: individually evaluated for impairment		597	672
Allowance For Loan Losses, Ending Balance		763	864
Loans, Ending Balance	171	763	864
Ending Balance		20,019
Farm Loans (Not Secured by Real Estate)
Charge-offs	0	0	0
Recoveries	0	0	0
Provision (recovery)		0	0
Provision (recovery) for unfunded commitments	0
Provision (recovery) for loan losses	0
Loans, Ending Balance: Individually Evaluated For Impairments		0	0
Loans, Ending Balance: Individually and collectively impairment			796
Adjustment for CECL implementation	2
Loans, Ending Balance: Collectively Evaluated For Impairments		938	0
Allowance for credit loss-loans	2
Allowance for credit losses loan commitments	0
Total allowance for credit losses	2
Allowance For Loan Losses, Ending Balance: Collectively Evaluated For Impairments		0	796
Allowance For Loan Losses, Ending balance: individually evaluated for impairment		0	0
Allowance For Loan Losses, Ending Balance		0	0
Farm loan real estate allowances for credit loss beginning balance	0	322,262	0
Loans, Ending Balance	2	938	0
Farm loan real estate allowances for credit ending balance		0
Construction and Land Development
Charge-offs	0	0	0
Recoveries	0	0	121
Provision (recovery)		222	(124)
Provision (recovery) for unfunded commitments	(437)
Provision (recovery) for loan losses	913
Loans, Ending Balance: Individually Evaluated For Impairments		0	6
Loans, Ending Balance: Individually and collectively impairment			95,760
Adjustment for CECL implementation	3,781
Loans, Ending Balance: Collectively Evaluated For Impairments		114,446	95,754
Allowance for credit loss-loans	3,913
Allowance for credit losses loan commitments	1,759
Total allowance for credit losses	5,672
Allowance For Loan Losses, Ending Balance: Collectively Evaluated For Impairments		0	1,192
Allowance For Loan Losses, Ending balance: individually evaluated for impairment		0	1
Allowance For Loan Losses, Ending Balance		1,415	1,193
Loans, Ending Balance	5,672	1,415
Construction and land develiopment loans beginning balance	1,415	1,193	1,196
Construction and land develiopment loans ending balance		114,446
Single-Family Residential
Charge-offs	0	(128)	(89)
Recoveries	171	229	271
Provision (recovery)		208	(12)
Provision (recovery) for unfunded commitments	(66)
Provision (recovery) for loan losses	179
Loans, Ending Balance: Individually Evaluated For Impairments		537	1,633
Loans, Ending Balance: Individually and collectively impairment			266,111
Adjustment for CECL implementation	715
Loans, Ending Balance: Collectively Evaluated For Impairments		321,725	264,478
Allowance for credit loss-loans	3,313
Allowance for credit losses loan commitments	8
Total allowance for credit losses	3,321
Allowance For Loan Losses, Ending Balance: Collectively Evaluated For Impairments		2,286	1,956
Allowance For Loan Losses, Ending balance: individually evaluated for impairment		36	57
Allowance For Loan Losses, Ending Balance		2,322	2,013
Single family residential real estate loans beginning balance	2,322	2,013	1,843
Loan Single Family Residential, Ending Balance	3,321	2,322	2,013
Commercial
Charge-offs	0	0	0
Recoveries	6	9	52
Provision (recovery)		964	(30)
Provision (recovery) for unfunded commitments	0
Provision (recovery) for loan losses	90
Loans, Ending Balance: Individually Evaluated For Impairments		1,388	1,437
Loans, Ending Balance: Individually and collectively impairment			337,841
Adjustment for CECL implementation	(986)
Loans, Ending Balance: Collectively Evaluated For Impairments		405,362	336,404
Allowance for credit loss-loans	2,317
Allowance for credit losses loan commitments	0
Total allowance for credit losses	2,317
Allowance For Loan Losses, Ending Balance: Collectively Evaluated For Impairments		406,750	2,227
Allowance For Loan Losses, Ending balance: individually evaluated for impairment		0	7
Allowance For Loan Losses, Ending Balance		3,201	2,234
Beginning Balance	3,207	2,234	2,212
Loans, Ending Balance	$ 2,317	3,207	$ 2,234
Ending Balance		$ 3,207